NOTE 10 - DEFERRED COMPENSATION (Narrative) (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Compensation Related Costs [Abstract]
Accrued deferred compensation	$ 169,136	$ 304,203